Commitments and Contingencies	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 — COMMITMENTS AND CONTINGENCIES

Commitments and contingencies consist of the following:

	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Commitment for capital investment in Sri Sai	$7,500,000	$7,500,000
Other capital commitment	—	1,411,022
	$7,500,000	$8,911,022

Upon modification, the Company has acquired 51% Sri Sai for a consideration of $2.5 million, along with $7.5 million would be payable in phases as capital investment in Sri Sai. The Group has further infused approx. $2 million as capital investment in Sri Sai on July 31, 2024. Further, the capital requirement in Sri Sai has been reduced to $6 million as at July 31, 2024.

The Board has deconsolidated GHSI from March 1, 2023. Accordingly, for the year ending March 31, 2023, the commitment to invest in GHSI is no longer payable for the Company.

As of March 31, 2024, the Company have uncommitted acquisition costs of approx. $1 million.